Significant subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Significant subsidiaries
27. Significant subsidiaries
The following represents the significant subsidiaries of the Group at 31 December 2023, that principally affect the turnover, profit and net assets of the Group. The percentage of share capital shown below represents the aggregate percentage of equity capital directly or indirectly held by Unilever PLC in the company. The companies are incorporated and principally operated in the countries under which they are shown except where stated otherwise.

Country	Name of company	Shareholding %
Argentina	Unilever de Argentina S.A.	100%
Australia	Unilever Australia Limited	100%
Bangladesh	Unilever Bangladesh Limited	61%
Brazil	Unilever Brasil Ltda.	100%
Canada	Unilever Canada, Inc.	100%
China	Unilever Services (Hefei) Co. Ltd	100%
China	Wall's (China) Co. Limited	100%
England and Wales	Unilever UK & CN Holdings Limited	100%
England and Wales	Unilever Global IP Ltd	100%
England and Wales	Unilever U.K. Holdings Limited	100%
England and Wales	Unilever UK Limited	100%
England and Wales	Unilever U.K. Central Resources Limited	100%
France	Unilever France S.A.S.	100%
Germany	Unilever Deutschland GmbH	100%
Germany	Unilever Deutschland Holding GmbH	100%
India	Hindustan Unilever Limited	62%
Indonesia	PT Unilever Indonesia Tbk	85%
Italy	Unilever Italia Mkt Operations S.R.L.	100%
Mexico	Unilever de Mexico, S. de R.l. de C.V.	100%
Netherlands	Mixhold B.V.	100%
Netherlands	Unilever Finance Netherlands B.V.	100%
Netherlands	Unilever IP Holdings B.V.	100%
Netherlands	Unilever Nederland B.V.	100%
Netherlands	Unilever Europe B.V.	100%
Netherlands	UNUS Holding B.V.	100%
Pakistan	Unilever Pakistan Limited	99%
Philippines	Unilever Philippines, Inc.	100%
Russia	OOO Unilever Rus	100%
Singapore	Unilever Asia Private Limited	100%
South Africa	Unilever South Africa (Pty) Limited	100%
Spain	Unilever Espana S.A.	100%
Switzerland	Unilever Finance International AG	100%
Thailand	Unilever Thai Trading Limited	100%
Turkey	Unilever Sanayi ve Ticaret Turk A.S.	100%
United States of America	ConopCo, Inc.	100%
United States of America	Unilever Capital Corporation	100%
United States of America	Unilever North America Supply Chain Company LLC	100%
United States of America	Unilever United States, Inc.	100%
United States of America	Ben & Jerry's Homemade, Inc.	100%
United States of America	Paula's Choice, Inc.	100%
United States of America	The LIV Group, Inc.	100%
Vietnam	Unilever Vietnam International Company Limited	100%